Financial Risk Management - Interest Rate Risk and Currency Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest rate risk | Interest rate swaps
Financial Risk Management
Sensitivity analysis, increase (decrease) in interest rate	0.10%	0.10%	0.10%
Fair value of interest rate swaps / net asset		$ 5,513
Fair value of interest rate swaps / net liability	$ 8,868
Increase in fair value due to reasonably possible increase in interest rates	$ 1,468	$ 2,021	$ 1,774
Interest rate risk | Floating interest rate
Financial Risk Management
Percent of variable interest rate exposure hedged	45.80%	39.70%
Principal amount of debt not hedged	$ 740,631	$ 835,826
Interest rate basis	LIBOR	LIBOR	LIBOR
Sensitivity analysis, increase (decrease) in interest rate	0.10%	0.10%	0.10%
Increase (decrease) in profit or loss due to reasonably possible increase in assumption	$ (782)	$ (933)	$ (1,193)
Currency risk
Financial Risk Management
Sensitivity analysis, increase (decrease) in EUR/USD exchange rate	10.00%	10.00%	10.00%
Increase (decrease) in profit and cash flows	$ (4,354)	$ (5,422)	$ (4,209)
Currency risk | EUR
Financial Risk Management
Operating and administrative expenses denominated in euros	43,543	54,222	$ 42,091
Trade payables and accruals denominated in euros	$ 11,817	$ 10,634